Affiliated companies and variable interest entities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Vehicles USD ($)	Mar. 31, 2013 Variable Interest Entity, Primary Beneficiary Vehicles JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Retail Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2013 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2012 Retail Variable Interest Entity, Primary Beneficiary JPY (¥)
Schedule of Equity Method Investments [Line Items]
Certain affiliated companies accounted for by the equity method	$ 16,831	¥ 1,582,988	¥ 1,467,575
Affiliated companies aggregate value	20,780	1,954,347	1,477,413
Impairment loss on a certain investment in affiliated company accounted for by the equity method		0	0	0
Dividends from affiliated companies accounted for by the equity method	1,350	126,977	122,950	103,169
Finance receivables	134,964	12,693,397	10,238,177							96,202	9,047,782	7,248,793	12,074	1,135,513	1,208,136
Restricted cash					625	58,770	65,541
Secured debt					10,400	978,095	1,040,816
Operating leases								$ 443	¥ 41,664